CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current
Cash	$ 129,319	$ 241,327
Receivables	218,740	182,262
Loans receivable	97,672
Accrued interest receivable	3,879
Inventory	114,694	230,593
Prepaid expenses	25,842	2,161
Total Current Assets	590,146	656,343
Property and Equipment	23,457	37,077
Total Assets	613,603	693,420
Current
Accounts payable and accrued liabilities	105,637	124,805
Due to related parties	6,340,101	4,529,913
Accrued dividends payable	632,830	430,035
Total Liabilities	7,078,568	5,084,753
Redeemable Preferred Shares	2,027,945	2,027,945
SHAREHOLDERS' DEFICIENCY
Share Capital Authorized: 400,000,000 common shares, $0.001 par value; 100,000,000 preferred shares, $0.001 par value, and series as determined by directors. Issued: 71,128,456 common shares at December 31, 2014 and 2013	71,128	71,128
Additional Paid-in Capital	4,881,391	4,835,551
Deficit	(13,445,429)	(11,325,957)
Total Shareholders' Deficiency	(8,492,910)	(6,419,278)
Total Liabilities and Shareholders' Deficiency	$ 613,603	$ 693,420